Prepayments, Deposits and Other Receivables, Net	12 Months Ended
Dec. 31, 2025
Prepayments, Deposits and Other Receivables, Net [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES, NET

NOTE 9 — PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES, NET

Prepayments, deposits and other receivables, net as of December 31, 2025 and 2024 consists of the following:

	As of December 31,
	2025	2024
Prepaid operating expenses	$91,267	$66,211
Other receivables	37,414	38,420
Refundable deposits	629,473	710,816
Prepayments for equipment	5,885	5,638
Income tax recoverable	8,382	91,173
Less: allowance for expected credit loss (note 1)	(8,641)	(26,015)
Prepayments, deposits and other receivables, net	$763,780	$886,243

Current	$437,971	$479,613
Non-current	325,809	406,630
	$763,780	$886,243

Note:

1.	The allowance for expected credit loss is contributed by other receivables and refundable deposits only.